UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2017

Date of reporting period:  February 28, 2017

Item 1. Schedule of Investments.

Gerstein Fisher Multi-Factor® Growth Equity Fund
Schedule of Investments
February 28, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.83%
Accommodation - 1.12%
Civeo Corp. (a)(c)	460	$1,615
Isle Of Capri Casinos, Inc. (a)	16,801	408,096
Marriott International, Inc.	28,634	2,490,872
Pinnacle Entertainment, Inc. (a)	1,620	28,123
Wyndham Worldwide Corp.	2,287	190,370
		3,119,076
Administrative and Support Services - 0.72%
AECOM (a)	700	25,445
Broadridge Financial Solutions, Inc.	987	68,428
Landauer, Inc.	603	31,507
PayPal Holdings, Inc. (a)	2,537	106,554
Priceline Group, Inc. (a)	1,030	1,775,854
		2,007,788
Air Transportation - 3.00%
Alaska Air Group, Inc.	14,908	1,458,301
American Airlines Group, Inc.	293	13,583
Delta Air Lines, Inc.	2,008	100,259
Hawaiian Holdings, Inc. (a)	13,000	632,450
SkyWest, Inc.	6,352	223,273
Southwest Airlines Co.	88,438	5,111,716
United Continental Holdings, Inc. (a)	11,495	851,665
		8,391,247
Ambulatory Health Care Services - 1.99%
Amedisys, Inc. (a)	87,820	4,234,681
Chemed Corp.	7,375	1,316,806
		5,551,487
Amusement, Gambling, and Recreation Industries - 0.01%
Global Payments, Inc.	302	24,066

Apparel Manufacturing - 0.47%
Michael Kors Holdings Ltd. (a)(c)	10,460	381,790
Sequential Brands Group, Inc. (a)	1,439	5,655
VF Corp.	17,664	926,477
		1,313,922
Beverage and Tobacco Product Manufacturing - 3.46%
Altria Group, Inc.	7,548	565,496
Coca-Cola Co.	30,562	1,282,381
Coca-Cola European Partners PLC (c)	8,088	280,573
Constellation Brands, Inc.	18,013	2,860,645
MGP Ingredients, Inc. (b)	12,771	564,861
PepsiCo, Inc.	22,578	2,492,160
Philip Morris International, Inc.	10,192	1,114,495
Reynolds American, Inc.	8,172	503,150
		9,663,761
Broadcasting (except Internet) - 1.03%
CBS Corp.	3,848	253,660
Comcast Corp.	790	29,562
Discovery Communications, Inc. - Class A (a)	12,315	354,180
Discovery Communications, Inc. - Class C (a)	20,060	563,084
Scripps Networks Interactive, Inc.	3,194	257,979
Walt Disney Co.	13,007	1,431,941
		2,890,406
Building Material and Garden Equipment and Supplies Dealers - 2.91%
Home Depot, Inc.	42,020	6,089,118
Lowe's Cos, Inc.	27,423	2,039,449
		8,128,567
Chemical Manufacturing - 8.32%
Abbott Laboratories	11,753	529,825
AbbVie, Inc.	32,942	2,037,133
Allergan PLC (c)	8,525	2,087,091
Celgene Corp. (a)	18,593	2,296,421
Chemours Co.	34,487	1,160,832
Chemtura Corp. (a)	784	25,990
E.I. du Pont de Nemours & Co.	579	45,475
Gilead Sciences, Inc.	34,148	2,406,751
Innophos Holdings, Inc.	493	26,124
Johnson & Johnson	20,281	2,478,541
LyondellBasell Industries NV (c)	15,131	1,380,553
Monsanto Co.	587	66,818
OMNOVA Solutions, Inc. (a)	2,846	26,326
Seattle Genetics, Inc. (a)	4,151	272,513
Supernus Pharmaceuticals, Inc. (a)	549	14,109
Trinseo SA (c)	116,133	8,030,597
United Therapeutics Corp. (a)	2,585	381,856
		23,266,955

Clothing and Clothing Accessories Stores - 2.10%
American Eagle Outfitters, Inc.	54,825	868,976
Children's Place Inc	12,698	1,286,308
DSW, Inc.	2,071	43,553
Finish Line, Inc.	46,425	756,728
Francesca's Holdings Corp. (a)	1,826	30,987
Ross Stores, Inc.	7,942	544,662
TJX Companies, Inc.	18,420	1,445,049
Urban Outfitters, Inc. (a)	34,294	892,673
		5,868,936
Computer and Electronic Product Manufacturing - 9.64%
Apple, Inc.	86,586	11,861,416
Applied Materials, Inc.	31,247	1,131,766
Applied Optoelectronics, Inc. (a)	1,563	71,773
ARRIS International PLC (a)(c)	38,421	991,262
Broadcom Ltd. (c)	5,485	1,156,951
Ciena Corp. (a)	971	25,576
Cirrus Logic, Inc. (a)	23,755	1,284,670
Dell Technologies Inc Class V (a)	2,630	166,979
Enphase Energy, Inc. (a)	1,788	3,201
Harris Corp.	14,076	1,546,952
Inphi Corp. (a)	805	37,787
Intel Corp.	104,235	3,773,307
Ixia (a)	1,751	34,320
Juniper Networks, Inc.	42,476	1,189,328
MaxLinear, Inc. (a)	1,478	38,487
Medtronic PLC (c)	2,862	231,564
Microsemi Corp. (a)	9,859	510,893
NXP Semiconductors NV (a)(c)	445	45,751
Oclaro, Inc. (a)	102,960	875,160
QUALCOMM, Inc.	20,278	1,145,302
Roper Technologies, Inc.	213	44,560
Rubicon Technology, Inc. (a)	6,102	3,417
Skyworks Solutions, Inc.	1,446	137,095
TTM Technologies, Inc. (a)	3,040	49,126
Western Digital Corp.	7,705	592,360
		26,949,003
Construction of Buildings - 0.57%
KB Home	1,575	27,956
MDC Holdings, Inc.	27,410	800,098
NVR, Inc. (a)	58	112,228
TRI Pointe Group, Inc. (a)	53,694	641,107
		1,581,389
Credit Intermediation and Related Activities - 1.14%
Altisource Portfolio Solutions SA (a)(b)(c)	28,034	673,657
Ameriprise Financial, Inc.	9,150	1,203,225
Regional Management Corp. (a)	10,100	211,999
Wells Fargo & Co.	14,808	857,087
Western Union Co.	1,254	24,629
World Acceptance Corp. (a)	4,012	210,389
		3,180,986
Data Processing, Hosting and Related Services - 3.14%
DST Systems, Inc.	11,521	1,377,912
MasterCard, Inc.	33,957	3,750,890
Visa, Inc.	41,652	3,662,877
		8,791,679

Educational Services - 0.84%
ITT Educational Services, Inc. (a)	3,750	184
Strayer Education, Inc. (b)	30,128	2,336,125
		2,336,309
Electrical Equipment, Appliance, and Component Manufacturing - 1.11%
AO Smith Corp.	914	46,029
Helen of Troy Ltd. (a)(c)	19,042	1,860,403
iRobot Corp. (a)	4,098	233,914
Whirlpool Corp.	5,440	971,530
		3,111,876
Electronics and Appliance Stores - 0.10%
Aaron's, Inc. (b)	9,884	269,635

Fabricated Metal Product Manufacturing - 0.03%
Builders FirstSource, Inc. (a)	5,697	73,719

Food and Beverage Stores - 1.51%
GrubHub, Inc. (a)(b)	683	23,946
Ingles Markets, Inc.	18,778	879,749
Kroger Co.	104,777	3,331,909
		4,235,604
Food Manufacturing - 0.77%
Blue Buffalo Pet Products, Inc. (a)	16,688	407,855
Bunge Ltd. (c)	6,298	515,491
Dean Foods Co.	50,000	912,000
Farmer Brothers Co. (a)	4,694	153,376
Ingredion, Inc.	323	39,048
Kraft Heinz Co.	1,138	104,138
Snyder's-Lance, Inc.	258	10,212
		2,142,120
Food Services and Drinking Places - 1.08%
Buffalo Wild Wings, Inc. (a)(b)	499	77,345
Cracker Barrel Old Country Store, Inc. (b)	9,767	1,572,389
Darden Restaurants, Inc.	16,380	1,223,259
McDonald's Corp.	801	102,248
Papa John's International, Inc.	546	43,090
		3,018,331
Furniture and Related Product Manufacturing - 0.56%
Herman Miller, Inc.	7,630	227,374
Pier 1 Imports, Inc.	193,417	1,301,697
Select Comfort Corp. (a)	1,476	34,671
		1,563,742
General Merchandise Stores - 3.39%
Big Lots, Inc.	16,584	851,422
Burlington Stores, Inc. (a)	50,547	4,499,188
Dollar General Corp.	26,783	1,955,695
Macy's, Inc.	6,271	208,323
Target Corp. (b)	13,488	792,690
Wal-Mart Stores, Inc.	16,460	1,167,508
		9,474,826
Health and Personal Care Stores - 1.76%
Express Scripts Holding Co. (a)	10,163	718,016
McKesson Corp.	14,745	2,213,667
Ulta Beauty, Inc. (a)	3,338	912,709
Walgreens Boots Alliance, Inc.	12,437	1,074,308
		4,918,700
Heavy and Civil Engineering Construction - 0.57%
Dycom Industries, Inc. (a)(b)	16,539	1,359,175
LGI Homes, Inc. (a)(b)	765	22,193
Orion Group Holdings, Inc. (a)	23,650	221,364
		1,602,732
Hospitals - 0.16%
HCA Holdings, Inc. (a)	5,118	446,494

Insurance Carriers and Related Activities - 5.82%
Anthem, Inc.	32,401	5,340,333
Cigna Corp.	13,167	1,960,566
Endurance Specialty Holdings Ltd. (c)	928	86,239
Hanover Insurance Group, Inc.	1,761	158,525
Lincoln National Corp.	23,256	1,631,641
Prudential Financial, Inc.	11,060	1,222,573
Travelers Companies, Inc.	7,233	884,162
Universal Insurance Holdings, Inc.	65,856	1,774,819
Validus Holdings Ltd. (c)	55,614	3,206,703
		16,265,561
Leather and Allied Product Manufacturing - 0.16%
NIKE, Inc.	3,720	212,635
Skechers USA, Inc. (a)	8,975	230,388
		443,023
Machinery Manufacturing - 0.18%
Cummins, Inc.	3,251	482,741
Deere & Co.	261	28,577
		511,318
Management of Companies and Enterprises - 0.31%
EchoStar Corp. (a)	470	25,037
Tile Shop Holdings, Inc.	47,688	839,309
		864,346
Merchant Wholesalers, Durable Goods - 4.16%
3M Co.	5,453	1,016,167
American Axle & Manufacturing Holdings, Inc. (a)	1,942	38,490
Arrow Electronics, Inc. (a)	17,635	1,273,247
General Cable Corp.	7,527	125,701
HD Supply Holdings, Inc. (a)	22,619	972,617
Henry Schein, Inc. (a)	361	61,933
Honeywell International, Inc.	491	61,130
Huntington Ingalls Industries, Inc.	35,084	7,665,854
KLA-Tencor Corp.	391	35,237
TrueCar, Inc. (a)	26,970	379,198
		11,629,574
Merchant Wholesalers, Nondurable Goods - 3.15%
Central Garden & Pet Co. (a)	156,128	4,988,290
Herbalife Ltd. (a)(b)(c)	40,701	2,299,199
Nu Skin Enterprises, Inc.	474	23,482
Univar, Inc. (a)	46,528	1,498,202
US Foods Holding Corp. (a)	430	11,846
		8,821,019
Mining (except Oil and Gas) - 0.08%
Martin Marietta Materials, Inc.	171	36,927
US Silica Holdings, Inc.	3,910	197,729
		234,656
Miscellaneous Manufacturing - 2.18%
ABIOMED, Inc. (a)	32,426	3,825,295
Becton Dickinson & Co.	375	68,644
Brady Corp.	6,646	254,210
CR Bard, Inc.	202	49,538
JAKKS Pacific, Inc. (a)(b)	20,097	105,509
Zimmer Biomet Holdings, Inc.	15,294	1,790,622
		6,093,818
Motion Picture and Sound Recording Industries - 0.67%
NetFlix, Inc. (a)	9,360	1,330,337
Time Warner, Inc.	5,646	554,493
		1,884,830
Motor Vehicle and Parts Dealers - 0.10%
AutoZone, Inc. (a)	197	145,100
Lithia Motors, Inc.	1,530	146,375
		291,475

Nonmetallic Mineral Product Manufacturing - 0.37%
GMS, Inc. (a)	34,395	1,034,602

Nonstore Retailers - 2.12%
Amazon.com, Inc. (a)	4,592	3,880,424
Duluth Holdings, Inc. (a)(b)	10,000	210,900
Nutrisystem, Inc.	39,443	1,834,099
		5,925,423
Nursing and Residential Care Facilities - 0.01%
Ensign Group, Inc.	2,122	39,978

Oil and Gas Extraction - 0.93%
Evolution Petroleum Corp.	120,316	1,052,765
Parsley Energy, Inc. (a)	51,280	1,558,399
		2,611,164
Other Information Services - 4.13%
Alphabet, Inc. (a)	5,507	4,533,417
Brightcove, Inc. (a)	31,487	264,491
Facebook, Inc. (a)	30,916	4,190,355
Liberty Global PLC LILAC- Class C (a)(c)	72	1,770
NeuStar, Inc. (a)	8,305	275,311
Travelzoo, Inc. (a)	10,411	94,220
Yelp, Inc. (a)	65,243	2,198,689
		11,558,253
Paper Manufacturing - 0.12%
International Paper Co.	5,915	311,721
Kimberly-Clark Corp.	209	27,703
Veritiv Corp. (a)(b)	113	6,288
		345,712
Performing Arts, Spectator Sports, and Related Industries - 2.33%
Boyd Gaming Corp. (a)	2,079	40,894
Electronic Arts, Inc. (a)	74,478	6,442,347
International Game Technology PLC (c)	904	24,408
		6,507,649
Personal and Laundry Services - 0.01%
Weight Watchers International, Inc. (a)(b)	2,691	38,723

Plastics and Rubber Products Manufacturing - 0.67%
Goodyear Tire & Rubber Co.	50,929	1,785,061
Newell Brands, Inc.	1,862	91,294
		1,876,355
Primary Metal Manufacturing - 0.40%
Global Brass & Copper Holdings, Inc.	1,779	59,863
Olympic Steel, Inc. (b)	44,209	1,068,974
		1,128,837
Printing and Related Support Activities - 0.03%
Deluxe Corp.	768	56,517
Multi-Color Corp.	392	28,106
		84,623
Professional, Scientific, and Technical Services - 5.78%
Accenture PLC (c)	2,481	303,923
Amgen, Inc.	3,682	649,983
CACI International, Inc. (a)	4,293	538,342
Callidus Software, Inc. (a)	1,780	33,553
eBay, Inc. (a)	13,037	441,954
Ebix, Inc. (b)	38,604	2,412,750
F5 Networks, Inc. (a)	7,519	1,077,247
Gigamon, Inc. (a)	5,500	187,275
Groupon, Inc. (a)	315,965	1,336,532
Hackett Group, Inc.	60,872	1,227,180
Insperity, Inc.	14,879	1,238,677
International Business Machines Corp.	14,956	2,689,388
Itron, Inc. (a)	21,585	1,396,549
MeetMe, Inc. (a)	240,000	1,159,200
Mistras Group, Inc. (a)	5,028	113,231
Quotient Technology, Inc. (a)	62,334	741,775
Synutra International, Inc. (a)	4,862	27,956
VMware, Inc. (a)(b)	6,671	599,656
		16,175,171

Publishing Industries (except Internet) - 4.61%
Citrix Systems, Inc. (a)	1,323	104,451
EPAM Systems, Inc. (a)	1,225	90,197
ePlus, Inc. (a)	13,095	1,662,410
LogMeIn, Inc.	227	20,859
Microsoft Corp.	100,688	6,442,018
MicroStrategy, Inc. (a)	5,577	1,070,115
Mitek Systems, Inc. (a)	22,955	143,469
News Corp.	10,508	134,713
Oracle Corp. (b)	42,407	1,806,114
TiVo Corp.	70,801	1,309,818
Twenty-First Century Fox, Inc.	3,908	114,700
		12,898,864
Real Estate - 0.24%
RMR Group, Inc.	12,700	665,480

Rental and Leasing Services - 0.28%
Aircastle Ltd. (c)	22,939	551,224
AMERCO	263	101,597
Neff Corp. (a)	8,830	137,748
		790,569
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.02%
BlackRock, Inc.	143	55,407
Waddell & Reed Financial, Inc.	199	3,829
		59,236
Social Assistance - 0.07%
Care.com, Inc. (a)	18,670	190,434

Specialty Trade Contractors - 0.73%
Armstrong Flooring, Inc. (a)	20,379	435,499
Comfort Systems USA, Inc.	763	29,109
Quanta Services, Inc. (a)	42,644	1,591,474
		2,056,082
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.00%
Michaels Companies, Inc. (a)	416	8,357

Support Activities for Mining - 0.02%
Erin Energy Corp. (a)(b)	6,132	20,542
Schlumberger Ltd. (c)	307	24,671
		45,213
Support Activities for Transportation - 0.22%
Expeditors International of Washington, Inc.	2,650	149,407
Lion Biotechnologies, Inc. (a)	19,413	148,509
Triton International Ltd. (c)	12,826	316,931
		614,847
Telecommunications - 2.01%
Acacia Communications, Inc. (a)(b)	4,030	209,358
ARC Group Worldwide, Inc. (a)	3,360	14,616
Argan, Inc.	706	48,643
AT&T, Inc.	88,096	3,681,532
FairPoint Communications, Inc. (a)	9,969	158,009
Shenandoah Telecommunications Co.	7,390	207,659
Verizon Communications, Inc.	22,628	1,123,028
Vonage Holdings Corp. (a)	27,701	166,760
		5,609,605
Transportation Equipment Manufacturing - 6.23%
Boeing Co.	9,205	1,659,017
BorgWarner, Inc.	354	14,935
Commercial Vehicle Group, Inc. (a)	3,726	23,474
Lawson Products, Inc. (a)	3,702	102,360
Lear Corp.	52,249	7,418,836
Lockheed Martin Corp.	27,853	7,425,053
Marine Products Corp.	11,215	119,103
Meritor, Inc. (a)	2,416	39,502
Tenneco, Inc.	9,498	610,816
		17,413,096
Truck Transportation - 0.01%
YRC Worldwide, Inc. (a)	1,440	18,490

Utilities - 0.05%
Genie Energy Ltd. (a)	2,002	10,911
Ormat Technologies, Inc.	2,151	118,585
		129,496
Wood Product Manufacturing - 0.13%
Ply Gem Holdings, Inc. (a)	20,286	352,976

TOTAL COMMON STOCKS (Cost $190,413,042)		279,142,211

REAL ESTATE INVESTMENT TRUSTS - 0.01%
Administrative and Support Services - 0.01%
Colony NorthStar, Inc.	2,800	41,104

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $40,947)		41,104

INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.39%
Money Market Fund - 3.39%
First American Government Obligation Fund - Class Y 0.18% (d)	9,488,914	9,488,914
TOTAL INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,488,914)		9,488,914

SHORT-TERM INVESTMENTS - 0.39%
Money Market Fund - 0.39%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 0.414% (d)	1,080,657	1,080,657
TOTAL SHORT-TERM INVESTMENTS (Cost $1,080,657)		1,080,657

Total Investments (Cost $201,023,560) - 103.62%		289,752,886

Liabilities in Excess of Other Assets - (3.62)%		(10,124,979)
TOTAL NET ASSETS - 100.00%		$279,627,907

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of security is out on loan.
(c)	Foreign issued security.
(d)	Seven day yield as of February 28, 2017.

Abbreviations:
LiLAC	Liberty Latin America and Caribbean Group
Ltd.	Limited is a term indicating a company is incorporated and shareholder have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Schedule of Investments
February 28, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.50%
Australia - 11.53%
AGL Energy Ltd.	995	$18,390
Alumina Ltd.	11,746	16,577
Bank of Queensland Ltd.	57,633	523,030
CIMIC Group Ltd.	24,454	707,963
Cochlear Ltd.	9,370	937,331
CSL Ltd.	9,077	819,783
Fortescue Metals Group Ltd.	408,308	2,067,091
Medibank Private Ltd.	216,803	468,380
Newcrest Mining Ltd.	34,673	587,348
Qantas Airways Ltd.	1,222,732	3,515,236
QBE Insurance Group Ltd.	2,749	25,931
Ramsay Health Care Ltd.	2,782	148,681
Sonic Healthcare Ltd.	6,174	101,792
South32 Ltd.	435,897	829,897
Sydney Airport	6,644	30,864
TPG Telecom Ltd.	383,819	1,834,061
Treasury Wine Estates Ltd.	449,089	4,102,781
Wesfarmers Ltd.	608	19,900
Woolworths Ltd.	390	7,697
		16,762,733
Austria - 0.08%
ANDRITZ AG	2,165	113,099

Belgium - 2.95%
Anheuser-Busch InBev SA/NV	10,242	1,120,339
Colruyt SA	44,261	2,075,234
KBC Group NV	4,675	286,102
UCB SA	1,154	82,126
Umicore SA	13,900	731,742
		4,295,543
Bermuda - 0.18%
Cheung Kong Infrastructure Holdings Ltd.	30,930	254,665

Cayman Islands - 0.05%
WH Group Ltd.	100,000	78,073

Denmark - 3.99%
AP Moeller - Maersk A/S	15	24,390
Coloplast A/S	10,733	756,747
Novo Nordisk A/S	28,844	1,021,278
Pandora A/S	34,923	3,975,142
Tryg A/S	895	16,630
		5,794,187
Finland - 0.71%
Neste OYJ	27,642	962,130
Nokia OYJ	7,267	37,207
Stora Enso OYJ	2,458	26,360
		1,025,697
France - 9.34%
Aeroports de Paris	3,680	417,477
Arkema SA	13,028	1,262,935
Atos SE	27,226	3,220,686
Bureau Veritas SA	562	10,725
Credit Agricole SA	156,912	1,898,050
Danone SA	2,781	183,986
Dassault Systemes SE	2,934	237,026
Essilor International SA	1,617	185,627
Imerys SA	886	71,528
Legrand SA	1,384	78,146
L'Oreal SA	1,861	346,470
Pernod Ricard SA	2,332	266,885
Peugeot SA (a)	225,065	4,289,894
Remy Cointreau SA	227	20,180
Societe BIC SA	2,222	274,986
Thales SA	7,552	743,952
Wendel SA	620	68,617
		13,577,170

Germany - 11.79%
Adidas AG	6,104	1,023,974
Bayer AG	3,467	381,606
Bayerische Motoren Werke AG - Preference Shares	377	28,093
Continental AG	4,446	901,131
Covestro AG	19,851	1,493,776
Daimler AG	564	40,973
Deutsche Boerse AG	938	79,615
Deutsche Lufthansa AG	169,762	2,485,495
Deutsche Post AG	21,096	722,988
Fresenius Medical Care AG & Co. KGaA	1,091	90,771
Fresenius SE & Co. KGaA	17,408	1,382,079
GEA Group AG	1,632	63,431
HeidelbergCement AG	10,482	978,633
Henkel AG & Co. KGaA	5,764	621,969
HUGO BOSS AG	98	6,739
Infineon Technologies AG	105,569	1,876,573
Kabel Deutschland Holding AG	7,275	863,970
Merck KGaA	12,294	1,342,208
OSRAM Licht AG	23,352	1,386,460
Porsche Automobil Holding SE - Preference Shares	5,343	294,872
Symrise AG	15,013	932,996
United Internet AG	1,250	51,454
Volkswagen AG - Preference Shares	634	93,703
		17,143,509
Hong Kong - 0.83%
Cathay Pacific Airwave Ltd.	72,334	106,180
HKT Trust & HKT Ltd.	822,000	1,096,511
		1,202,691
Ireland - 1.46%
DCC PLC	9,585	816,577
James Hardie Industries PLC	24,488	365,415
Paddy Power Betfair PLC	8,564	937,532
		2,119,524
Israel - 0.72%
Bank Leumi Le-Isreal BM (a)	4,909	21,523
Mizrahi Tefahot Bank Ltd.	56,633	945,439
Nice Ltd.	1,147	79,559
		1,046,521
Italy - 0.17%
Leonardo SpA (a)	16,664	229,145
Rizzoli Corriere Della Sera Mediagroup SpA (a)	14,241	12,069
Saipem SpA (a)	1,318	602
		241,816
Japan - 13.53%
Acom Co. Ltd. (a)	12,800	53,519
Asahi Glass Co. Ltd.	178,000	1,452,941
Astellas Pharma, Inc.	1,129	15,208
Bridgestone Corp.	393	15,683
Calbee, Inc.	1,904	64,693
Casio Computer Co. Ltd.	935	12,611
Fuji Heavy Industries Ltd.	38	1,422
Hakuhodo DY Holdings, Inc.	7,400	91,091
ITOCHU Corp.	110,730	1,603,532
Japan Airlines Co. Ltd.	4,633	151,403
Kaneka Corp.	45,956	359,484
Keisei Electric Railway Co. Ltd.	2,104	49,903
Koito Manufacturing Co. Ltd.	1,931	99,577
Konami Holdings Corp.	56,700	2,392,757
Kose Corp.	10,729	920,393
MEIJI Holdings Co. Ltd.	13,828	1,107,089
MINEBEA MITSUMI Inc.	1,554	19,124
Mitsubishi Tanabe Pharma Corp.	30,000	617,596
Nagoya Railroad Co. Ltd.	3,535	16,216
NGK Spark Plug Co. Ltd.	1,795	40,664
NH Foods Ltd.	829	22,141
Nisshin Seifun Group, Inc.	59,513	896,408
Nissin Foods Holdings Co. Ltd.	1,237	69,293
Nitori Holdings Co. Ltd.	16,679	1,944,727
Omron Corp.	321	13,782
Ono Pharmaceutical Co. Ltd.	13,990	309,793
Otsuka Holdings Co. Ltd.	22,570	1,028,709
Panasonic Corp.	39,068	428,702
Pola Orbis Holdings, Inc.	11,028	1,054,023
Sekisui House Ltd.	1,049	16,775
Shimizu Corp.	64,971	595,954
Shionogi & Co., Inc.	6,447	315,740
Shiseido Co., Ltd.	37,300	981,211
Start Today Co. Ltd.	17,391	363,747
Sumitomo Dainippon Pharma Co. Ltd.	81,677	1,442,784
Sumitomo Rubber Industries Ltd.	955	15,752
Toyota Motor Corp.	232	13,125
Yamaha Corp.	919	23,973
Yamazaki Baking Co. Ltd.	52,539	1,055,003
		19,676,548

Jersey - 1.19%
Glencore PLC (a)	58,027	231,328
Shire PLC	19,020	1,146,878
Wolseley PLC	5,831	355,783
		1,733,989
Luxembourg - 0.01%
Tenaris SA	636	10,414

Netherlands - 8.92%
AerCap Holdings NV (a)	16,666	754,970
Airbus SE	3,828	281,268
Akzo Nobel NV	446	29,902
Ferrari NV	3,156	205,850
Fiat Chrysler Automobiles NV (a)	210,214	2,298,880
Heineken Holding NV	16,716	1,270,378
Heineken NV	14,853	1,226,672
ING Groep NV	92,356	1,272,352
Koninklijke Ahold Delhaize NV	125,568	2,672,981
NN Group NV	74,158	2,307,685
Randstad Holding NV	1,208	70,354
STMicroelectronics NV	12,576	191,797
Unilever NV	4,421	209,282
Wolters Kluwer NV	4,335	177,676
		12,970,047
New Zealand - 0.22%
Auckland International Airport Ltd.	27,336	144,355
Spark New Zealand Ltd.	66,637	172,211
		316,566
Norway - 0.35%
Marine Harvest ASA (a)	21,415	374,053
Orkla ASA	15,891	139,695
		513,748
Portugal - 0.16%
Banco Espirito Santo SA (a)	36,955	–
Jeronimo Martins SGPS SA	14,648	235,681
		235,681
Singapore - 1.84%
ComfortDelGro Corp. Ltd.	916,785	1,612,921
Fraser & Neave Ltd.	14,289	21,616
Jardine Cycle & Carriage Ltd.	2,728	83,123
Singapore Airlines Ltd.	22,715	161,150
StarHub Ltd.	390,601	801,703
		2,680,513
Spain - 2.28%
Abertis Infraestructuras SA	632	9,259
Aena SA	3,690	527,107
Amadeus IT Group SA	20,437	949,112
Ferrovial SA	716	13,564
Industria de Diseño Textil SA	6,310	202,210
International Consolidated Airlines Group SA	77,977	518,014
Red Electrica Corp SA	60,831	1,098,116
		3,317,382

Sweden - 3.92%
Assa Abloy AB	2,082	40,401
Boliden AB	73,301	2,232,074
Holmen AB	303	11,724
Investor AB	49,404	1,956,421
Svenska Cellulosa AB SCA	32,519	997,490
Swedish Match AB	14,706	457,518
		5,695,628
Switzerland - 11.22%
Actelion Ltd. (a)	13,692	3,684,258
Aryzta AG (a)	34,195	1,106,071
Cie Financiere Richemont SA	138	10,165
Coca-Cola HBC AG (a)	4,221	101,891
EMS-Chemie Holding AG	2,820	1,604,558
Galenica AG	824	966,550
Lonza Group AG (a)	17,572	3,236,065
Nestle SA	14,856	1,096,346
Novartis AG	8,912	695,955
Roche Holdings AG	4,748	1,155,685
Sonova Holding AG	111	14,582
Swatch Group AG	281	18,206
Swiss Re AG	28,660	2,563,516
UBS Group AG	3,540	54,572
		16,308,420
United Kingdom - 12.05%
3i Group PLC	227,186	1,941,225
Anglo American PLC (a)	42,959	674,518
Ashtead Group PLC	35,918	739,112
Auto Trader Group PLC	46,960	230,232
Aviva PLC	11,767	72,636
BHP Billiton PLC	1,508	24,306
British American Tobacco PLC	21,321	1,346,730
Bunzl PLC	12,100	338,663
Carnival PLC	82,802	4,512,817
Compass Group PLC	50,454	937,332
Croda International PLC	1,316	57,289
Fresnillo PLC	34,200	627,556
GKN PLC	4,706	21,026
Imperial Brands PLC	8,797	414,121
InterContinental Hotels Group PLC	4,240	199,792
Intertek Group PLC	1,145	50,130
ITV PLC	41,951	105,426
Kingfisher PLC	2,816	11,486
London Stock Exchange Group PLC	6,424	245,346
Mediclinic International PLC	13,277	122,086
Melrose Industries PLC	3,331	8,808
Mondi PLC	10,800	251,722
Persimmon PLC	26,733	683,609
Provident Financial PLC	2,500	90,527
RELX PLC	53,291	995,302
Rio Tinto PLC	1,017	41,683
Royal Mail PLC	10,104	52,003
Sage Group PLC	64,982	520,779
Tate & Lyle PLC	5,289	48,851
Taylor Wimpey PLC	513,934	1,147,458
Tesco PLC (a)	9,663	22,581
Tullow Oil PLC (a)	7,960	26,555
Unilever PLC	19,371	918,989
Weir Group PLC	1,736	40,557
		17,521,253
United States - 0.01%
Ball Corp.	270	19,750

TOTAL COMMON STOCKS (Cost $126,502,560)		144,655,167

SHORT-TERM INVESTMENTS - 0.24%
Money Market Fund - 0.24%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 0.414% (b)	344,518	344,518
TOTAL SHORT-TERM INVESTMENTS (Cost $344,518)		344,518

Total Investments (Cost $126,847,078) - 99.74%		144,999,685
Other Assets in Excess of Liabilities - 0.26%		380,179
TOTAL NET ASSETS - 100.00%		$145,379,864

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Seven day yield as of February 28, 2017.

Abbreviations:
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreciation used by many countries to signify a stock company whereby shareholders have limited liability.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SGPS	Sociedade gestora de participacoes socialis is a Portugese term for a holding enterprise.
SpA	Società per Azioni is the Italian term for a limited share company.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Schedule of Investments
February 28, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS - 12.36%
Australia - 0.09%
Gateway Lifestyle	59,553	$97,697

Austria - 0.40%
BUWOG AG - Vienna Exchange (a)	1,311	32,709
BUWOG AG - Xetra Exchange (a)	1,164	28,891
CA Immobilien Anlagen AG (a)	18,957	371,436
		433,036
Bermuda - 1.18%
Brookfield Business Partners LP	1,218	30,821
Brookfield Property Partners LP	11,933	270,429
Hongkong Land Holdings Ltd.	95,518	651,826
Kerry Properties Ltd.	108,831	333,506
		1,286,582
Brazil - 0.19%
BR Malls Participacoes SA	44,584	213,113

Finland - 0.05%
Sponda OYJ	13,308	55,690

Germany - 0.42%
ADLER Real Estate AG (a)	18,414	296,314
TLG Immobilien AG	4,838	93,292
Vonovia SE	2,128	74,079
		463,685
Hong Kong - 3.80%
Henderson Land Development Co. Ltd.	149,805	869,982
Hysan Development Co. Ltd.	139,890	652,243
Sino Land Co Ltd.	290,021	504,790
Swire Properties Ltd.	25,983	78,130
Wheelock & Co. Ltd.	315,838	2,051,297
		4,156,442
Israel - 0.08%
Azrieli Group Ltd.	1,740	86,534

Japan - 1.53%
Mitsubishi Estate Co Ltd.	25,444	496,060
Mitsui Fudosan Co. Ltd.	51,908	1,174,516
		1,670,576
Jersey - 0.04%
Atrium European Real Estate Ltd.	10,533	42,975

Netherlands - 0.04%
Eurocommercial Properties NV	1,318	46,663

New Zealand - 0.23%
Argosy Property Ltd.	110,786	79,799
Kiwi Property Group Ltd.	46,931	48,318
Precinct Properties New Zealand Ltd.	135,000	118,159
		246,276
Philippines - 0.35%
Robinsons Land Corp.	296,391	139,553
SM Prime Holdings, Inc.	412,876	241,434
		380,987
Singapore - 1.43%
CapitaLand Ltd.	57,661	149,549
City Developments Ltd.	55,520	374,763
United Industrial Corp. Ltd.	194,476	403,828
UOL Group Ltd.	65,221	306,395
Wing Tai Holdings Ltd.	253,010	323,083
		1,557,618
South Africa - 0.16%
Fortress Income Fund Ltd.	44,360	117,846
Fortress Income Fund Ltd. - Class A	44,360	58,827
		176,673
Sweden - 0.83%
Fabege AB	11,053	186,200
Fastighets AB Balder (a)	3,148	68,773
Hemfosa Fastigheter AB	2,948	27,367
Hufvudstaden AB	19,580	303,739
Kungsleden AB	56,411	323,594
		909,673

Switzerland - 0.70%
Allreal Holding AG (a)	1,781	278,201
PSP Swiss Property AG	3,221	300,232
Swiss Prime Site AG (a)	2,112	183,413
		761,846
Thailand - 0.19%
Central Pattana PLC	130,689	205,694

United Kingdom - 0.64%
Daejan Holdings PLC	8,322	701,935

United States - 0.01%
RMR Group, Inc.	199	10,428

TOTAL COMMON STOCKS (Cost $13,392,730)		13,504,123

REAL ESTATE INVESTMENT TRUSTS - 86.64%
Australia - 7.82%
Abacus Property Group	47,854	113,678
Astro Japan Property Group	107,959	501,600
BWP Trust	159,811	349,080
Charter Hall Retail REIT	29,018	95,439
Dexus Property Group	169,366	1,225,225
Goodman Group	81,156	469,418
GPT Group	57,846	218,493
Investa Office Fund	186,703	668,444
Scentre Group	511,886	1,710,675
Vicinity Centres	905,840	2,006,112
Westfield Corp.	175,596	1,184,191
		8,542,355
Belgium - 0.38%
Befimmo SA	1,257	69,392
Cofinimmo SA	1,871	207,616
Warehouses De Pauw CVA	1,460	135,724
		412,732
Canada - 2.83%
Artis Real Estate Investment Trust	4,019	39,306
Boardwalk Real Estate Investment Trust	916	30,669
Canadian Apartment Properties REIT	11,710	283,537
Dream Global Real Estate Investment Trust	21,298	158,268
Dream Office Real Estate Investment Trust	2,149	30,305
Granite Real Estate Investment Trust	13,048	451,896
H&R Real Estate Investment Trust	2,795	49,663
Milestone Apartments Real Estate Investment Trust	30,862	503,291
Morguard Real Estate Investment Trust	40,675	461,812
Pure Industrial Real Estate Trust	56,588	254,778
RioCan Real Estate Investment Trust	9,656	193,963
Smart Real Estate Investment Trust	25,255	635,653
		3,093,141
France - 2.40%
Affine SA	25,318	415,222
Gecina SA	7,186	914,277
Societe de la Tour Eiffel	2,148	121,160
Unibail-Rodamco SE	5,159	1,175,555
		2,626,214
Greece - 0.08%
Grivalia Properties Real Estate Investment Company AE	10,671	89,309

Guernsey - 0.02%
Schroder Real Estate Investment Trust Ltd.	33,987	25,409

Hong Kong - 2.36%
Champion REIT	1,704,826	979,229
Link REIT	163,276	1,125,874
Prosperity REIT	1,156,950	473,974
		2,579,077
Ireland - 0.25%
Green REIT PLC	189,537	271,074

Italy - 0.09%
Immobiliare Grande Distribuzione SIIQ SpA	132,419	103,811

Japan - 6.89%
Activia Properties, Inc.	44	217,366
Advance Residence Investment Corp.	85	229,726
Daiwa House REIT Investment Corp.	120	312,053
Daiwa Office Investment Corp.	122	646,384
Frontier Real Estate Investment Corp.	11	50,144
Fukuoka REIT Corp.	43	67,811
Global One Real Estate Investment Corp.	120	445,032
GLP J-Reit	40	45,716
Hankyu REIT, Inc.	85	117,211
Hoshino Resorts REIT, Inc.	9	47,829
Hulic Reit, Inc.	108	178,666
Japan Excellent, Inc.	54	70,054
Japan Hotel REIT Investment Corp.	2,150	1,542,512
Japan Logistics Fund, Inc.	101	217,895
Japan Prime Realty Investment Corp.	12	47,667
Japan Retail Fund Investment Corp.	54	108,618
Kenedix Office Investment Corp.	199	1,183,255
Mori Hills REIT Investment Corp.	127	174,428
Mori Trust Sogo Reit, Inc.	39	63,933
Nippon Accommodations Fund, Inc.	33	142,881
Nomura Real Estate Master Fund, Inc.	567	849,798
Orix JREIT, Inc.	87	136,914
Premier Investment Corp.	480	550,716
United Urban Investment Corp.	48	74,589
		7,521,198
Netherlands - 0.32%
Vastned Retail NV	8,671	308,652
Wereldhave NV	831	36,303
		344,955
New Zealand - 0.14%
Goodman Property Trust	164,543	148,643

Singapore - 3.62%
Cambridge Industrial Trust	246,448	101,113
CapitaLand Commercial Trust	879,160	977,832
Fortune Real Estate Investment Trust	2,138,624	2,399,155
Mapletree Commercial Trust	108,937	116,590
Mapletree Logistics Trust	56,490	43,321
Starhill Global REIT	501,918	264,979
Suntec Real Estate Investment Trust	44,263	54,604
		3,957,594
South Africa - 0.36%
Hyprop Investments Ltd.	5,746	54,900
SA Corporate Real Estate Ltd.	789,234	337,534
		392,434
Spain - 0.16%
Merlin Properties Socimi SA	15,110	171,223

United Kingdom - 4.54%
Big Yellow Group PLC	76,904	696,480
British Land Co. PLC	84,662	648,402
Derwent London PLC	1,215	42,527
Great Portland Estates PLC	11,080	89,114
Hansteen Holdings PLC	151,384	220,342
Intu Properties PLC	67,630	240,569
Land Securities Group PLC	52,119	689,269
NewRiver REIT PLC	48,578	202,474
Segro PLC	37,748	231,189
Shaftesbury PLC	13,765	156,314
Tritax Big Box REIT PLC	518,033	937,316
UNITE Group PLC	16,700	129,434
Workspace Group PLC	68,139	671,329
		4,954,759

United States - 54.38%
Acadia Realty Trust	4,990	159,830
Agree Realty Corp.	26,242	1,302,390
Alexander's, Inc. (b)	489	213,766
Alexandria Real Estate Equities, Inc.	1,532	182,783
American Assets Trust, Inc.	1,658	72,952
American Campus Communities, Inc.	12,011	613,762
American Homes 4 Rent	2,874	68,315
Apartment Investment & Management Co.	32,989	1,534,978
Apple Hospitality REIT, Inc.	18,723	367,720
Ashford Hospitality Prime, Inc.	332	4,333
AvalonBay Communities, Inc.	17,084	3,139,698
Boston Properties, Inc.	452	62,842
Brandywine Realty Trust	4,915	81,884
Camden Property Trust	12,208	1,033,407
Care Capital Properties, Inc.	1,474	38,751
Columbia Property Trust, Inc.	35,571	821,334
CoreSite Realty Corp.	25,706	2,315,339
CubeSmart	5,053	137,694
CyrusOne, Inc.	1,299	66,119
DCT Industrial Trust, Inc.	2,528	120,940
DiamondRock Hospitality Co.	23,027	250,303
Digital Realty Trust, Inc.	4,957	535,356
Duke Realty Corp.	7,821	200,530
DuPont Fabros Technology, Inc.	24,861	1,280,093
Easterly Government Properties, Inc.	28,115	581,137
EastGroup Properties, Inc.	1,564	116,268
Education Realty Trust, Inc.	13,894	585,632
EPR Properties	17,597	1,354,265
Equinix, Inc.	3,189	1,199,287
Equity Commonwealth (a)	10,876	339,984
Equity Lifestyle Properties, Inc.	785	62,502
Equity One, Inc.	2,757	87,287
Equity Residential	15,805	996,821
Essex Property Trust, Inc.	1,564	367,071
Federal Realty Investment Trust	223	31,383
First Industrial Realty Trust, Inc.	2,739	73,679
Four Corners Property Trust, Inc.	12,693	281,531
Getty Realty Corp.	68,905	1,818,403
GGP, Inc.	37,778	939,161
Global Net Lease, Inc.	5,941	48,716
Government Properties Income Trust	2,461	50,721
Gramercy Property Trust	35,747	999,486
HCP, Inc.	1,380	45,250
Healthcare Realty Trust, Inc.	2,324	74,275
Healthcare Trust of America, Inc.	17,027	547,759
Highwoods Properties, Inc.	1,487	78,053
Host Hotels & Resorts, Inc.	90,267	1,623,903
Hudson Pacific Properties, Inc.	1,438	52,602
Kilroy Realty Corp.	8,517	657,087
Kimco Realty Corp.	28,267	685,475
LaSalle Hotel Properties	10,800	312,120
Liberty Property Trust	2,635	103,924
Life Storage, Inc.	15,365	1,361,800
LTC Properties, Inc.	17,489	843,669
Macerich Co.	773	52,085
Mack-Cali Realty Corp.	29,803	868,757
Mid-America Apartment Communities, Inc.	26,674	2,740,220
Monmouth Real Estate Investment Corp. - Class A	5,546	80,972
National Health Investors, Inc.	18,158	1,374,924
NexPoint Residential Trust, Inc.	2,669	63,656
Paramount Group, Inc.	3,310	57,693
Parkway, Inc.	12,274	257,509
Pennsylvania Real Estate Investment Trust	60,850	1,004,025
Physicians Realty Trust	140,990	2,808,521
Piedmont Office Realty Trust, Inc.	66,160	1,517,710
Prologis, Inc.	31,127	1,589,033
PS Business Parks, Inc.	7,545	876,804
Public Storage	5,099	1,159,819
QTS Realty Trust, Inc.	29,300	1,541,180
Quality Care Properties, Inc. (a)	276	5,238
Realty Income Corp.	391	23,960
Regency Centers Corp. (b)	938	65,988
Retail Properties of America, Inc.	36,861	568,028
Rexford Industrial Realty, Inc.	39,565	909,204
RLJ Lodging Trust	11,443	260,443
Ryman Hospitality Properties, Inc.	4,687	302,171
Senior Housing Properties Trust	20,967	429,823
Seritage Growth Properties (b)	3,300	153,384
Silver Bay Realty Trust Corp.	3,013	64,870
Simon Property Group, Inc. (b)	18,680	3,444,592
SL Green Realty Corp.	1,611	181,527
Spirit Realty Capital, Inc.	5,865	64,456
Summit Hotel Properties, Inc.	88,286	1,358,722
Sunstone Hotel Investors, Inc.	22,081	325,695
Tanger Factory Outlet Centers, Inc.	2,662	90,162
Taubman Centers, Inc.	17,433	1,216,126
Terreno Realty Corp.	2,200	60,940
UDR, Inc.	14,766	538,959
Urban Edge Properties	8,432	233,819
Urstadt Biddle Properties, Inc.	2,383	53,093

VEREIT, Inc.	5,668	51,409
Vornado Realty Trust	17,041	1,872,295
Washington Real Estate Investment Trust	3,612	118,149
Weingarten Realty Investors	1,731	61,399
WP Carey, Inc.	597	37,665
		59,409,395
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $84,291,277)		94,643,323
CLOSED-END FUNDS - 0.34%
F&C Commercial Property Trust Ltd.	48,091	82,887
Picton Property Income Ltd.	116,211	118,244
UK Commercial Property Trust Ltd.	164,872	169,291
TOTAL CLOSED-END FUNDS (Cost $443,923)		370,422

INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.35%
Money Market Fund - 0.35%
First American Government Obligation Fund - Class Y 0.18% (c)	383,955	383,955
TOTAL INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $383,955)		383,955

LIQUIDATING TRUST - 0.08%
United States - 0.08%
Winthrop Realty Trust - Escrow (d)	9,590	86,310
TOTAL LIQUIDATING TRUST (Cost $93,940)		86,310

SHORT-TERM INVESTMENTS - 0.64%
Money Market Fund - 0.64%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 0.414% (c)	701,273	701,273
TOTAL SHORT-TERM INVESTMENTS(Cost $701,273)		701,273

Total Investments (Cost $99,307,098) - 100.41%		109,689,406
Liabilities in Excess of Other Assets - (0.41)%		(450,208)
TOTAL NET ASSETS - 100.00%		$109,239,198

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of security is out on loan.
(c)	Seven day yield as of February 28, 2017.
(d)	Illiquid security. The total market value of this security was $86,310, representing 0.08% of net assets.

Abbreviations:
AB	Aktiebolag is the Swedish term for stock company.
AE	Anonymous Etairia is a Greek term for a limited company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders
CVA	Commanditaire Vennootschap op Aandelen is a Belium term for limited partnership with shares.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreciation used by many countries to signify a stock company whereby shareholders have limited liability.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SpA	Società per Azioni is the Italian term for a limited share company.

Footnotes to the Schedules of Investments
February 28, 2017 (Unaudited)

1.	Federal Tax Information

The cost basis of investments for federal income tax purposes at February 28, 2017 for the Gerstein Fisher Multi-Factor® Growth Equity Fund, Gerstein Fisher Multi-Factor® International Growth Equity Fund, & Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund ( the "Funds"), were as follows*:

	Gerstein Fisher Multi- Factor® Growth Equity Fund	Gerstein Fisher Multi-Factor® International Growth Equity Fund	Gerstein Fisher Multi- Factor® Global Real Estate Securities Fund
Cost of Investments	$ 201,023,560	$ 126,847,078	$ 99,307,098
Gross unrealized appreciation	$ 93,420,898	$ 25,713,631	$ 14,457,446
Gross unrealized depreciation	(4,691,572)	(7,561,024)	(4,075,138)
Net unrealized appreciation (depreciation)	$ 88,729,326	$ 18,152,607	$ 10,382,308

*Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information for the Funds, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

3.	Valuation of Securities

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Portfolio securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and ask prices on such day, or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by an approved pricing service ("Pricing Service")).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean between the closing bid and asked prices provided by a
Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value ("NAV") of such companies for purchase and/or redemption orders placed on that day. All ETFs are valued at the last reported sales price on the exchange on which the security is principally traded.

Money market mutual funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into
U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange ("NYSE"), generally 4:00 p.m. Eastern Time.

For foreign securities traded on foreign exchanges, the Trust has selected Interactive Data's Fair Value Information Services ("FVIS") to provide pricing data with respect to foreign security holdings held by the Funds. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Funds' securities traded on those foreign exchanges. The Funds utilize a confidence interval when determining the use of the
FVIS provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security's corresponding American Depositary Receipt, if one exists. FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Fund will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices. These securities would generally be categorized as Level 2 in the Financial Accounting
Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 hierarchy. The Advisor anticipates that the Funds' portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the
Trust's Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security's last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the
Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Fund's fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust's valuation committee.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.
Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon sale.

The Fund has adopted Statement of Financial Accounting Standard, "Fair Value Measurements and Disclosures" ("Fair Value Measurements") and FASB Staff
Position "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying
Transactions that are Not Orderly" ("Determining Fair Value"). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method.

Summary of Fair Value Exposure at February 28, 2017

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2017, in valuing the Funds' investments carried at fair value:

Gerstein Fisher Multi-Factor® Growth Equity Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$279,142,211	$-	$-	$279,142,211
Real Estate Investment Trusts	41,104	-	-	41,104
Investments Purchased with Proceeds from Securities Lending	9,488,914	-	-	9,488,914
Short-Term Investments	1,080,657	-	-	1,080,657

Total Investment in Securities	$289,752,886	$-	$-	$289,752,886

* For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the end of the financial reporting period. There were no transfers between Level 1 and Level 2 for the Fund as of February 28, 2017.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Assets	Level 1(1)	Level 2(1)	Level 3	Total
Common Stock*	$1,652,626	$143,002,541		$144,655,167
Short-Term Investments	344,518	-	-	$344,518
Total Investment in Securities	$1,997,144	$143,002,541	$-	$144,999,685

* For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the end of the financial reporting period. The following transfers were recorded this period.

Transfers into Level 1	$876,040
Transfers out of Level 1	(1,120,339)
Net transfers in and/or out of Level 1	$(244,299)

Transfers into Level 2	$1,120,339
Transfers out of Level 2	(876,040)
Net transfers in and/or out of Level 2	$244,299

(1) Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using FVIS's price for foreign securities. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Assets	Level 1(1)	Level 2(1)	Level 3	Total
Common Stock*	$795,305	$12,708,818	$-	$13,504,123
Real Estate Investment Trusts*	65,625,862	29,017,461	-	94,643,323
Closed-End Funds	370,422	-	-	370,422
Investments Purchased with Proceeds from Securities Lending	383,955	-	-	383,955
Liquidating Trust	-	86,310	-	86,310
Short-Term Investments	701,273	-	-	701,273

Total Investment in Securities	$67,876,817	$41,812,589	$-	$109,689,406

* For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the end of the financial reporting period.

Transfers into Level 1	$1,677,714
Transfers out of Level 1	(1,155,018)
Net transfers in and/or out of Level 1	$522,696

Transfers into Level 2	$1,155,018
Transfers out of Level 2	(1,677,714)
Net transfers in and/or out of Level 2	$(522,696)

(1) Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using FVIS's price for foreign securities. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

The Funds held no Level 3 securities during the period ended February 28, 2017. The Funds measures Level 3 activity as of the end of the period. For the period ended February 28, 2017, the Funds did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Funds did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2017.

4.	Other
Investment transactions are recorded on the trade date. The Fund determine the gain or loss from investment transactions using the best tax relief order.
Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       Trust for Professional Managers

By (Signature and Title)* /s/ John Buckel
 John Buckel, President

Date   April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
John Buckel, President

Date  April 24, 2017

By (Signature and Title)* /s/ Jennifer Lima
   Jennifer Lima, Treasurer

Date April 24, 2017

* Print the name and title of each signing officer under his or her signature.